SHARE-BASED COMPENSATION - Assumptions used to Determine Fair Value of Share Options Granted (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
SHARE-BASED COMPENSATION
Risk-free interest rate	3.98%
Expected volatility	43.60%
Expected life of option (years)	10 years
Fair value per ordinary share	$ 0.12